OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for three of its series, Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund and Evergreen International Bond Fund, for the quarter ended January 31, 2006. Evergreen Core Bond Fund and Evergreen Select High Yield Bond Fund have an April 30 fiscal year end. Evergreen International Bond Fund has an October 31 fiscal year end.

Date of reporting period:           July 31, 2006

Item 1 – Schedule of Investments

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.8%
FIXED-RATE 8.8%
FHLMC:
6.90%, 12/01/2010	$37,350,000	$39,107,691
7.21%, 06/15/2017	10,188,811	10,596,873
FNMA:
4.12%, 06/01/2013	9,068,532	8,408,890
4.32%, 12/01/2009	4,770,000	4,657,418
4.79%, 11/01/2012	17,669,947	17,064,983
5.39%, 09/01/2014	5,637,882	5,590,754
5.52%, 04/01/2016	10,000,000	9,908,100
5.625%, 12/01/2011	8,002,258	8,053,409
5.81%, 01/01/2009	9,470,628	9,486,854
5.86%, 04/01/2009	105,262	105,600
5.95%, 03/01/2012	28,457,445	28,897,997
5.96%, 12/01/2008	3,477,360	3,490,071
5.98%, 11/01/2011	23,913,475	24,331,243
6.05%, 03/01/2012	3,958,909	4,038,961
6.06%, 07/01/2012	14,942,617	15,263,272
6.08%, 12/01/2011	24,443,318	24,967,067
6.10%, 08/01/2008	2,511,581	2,520,583
6.12%, 04/01/2009	7,161,727	7,221,104
6.125%, 05/01/2009	4,087,938	4,125,354
6.13%, 04/01/2009	34,622	34,920
6.14%, 04/01/2009	3,299,183	3,328,458
6.15%, 08/01/2008	7,658,507	7,695,149
6.17%, 04/01/2009	169,959	171,467
6.20%, 09/01/2008	894,869	900,354
6.22%, 08/01/2012	7,704,016	7,967,878
6.23%, 04/01/2011	93,834	95,905
6.25%, 02/01/2011	24,135,000	24,822,039
6.26%, 06/01/2009	5,318,577	5,391,058
6.31%, 03/01/2008	1,865,763	1,873,070
6.37%, 08/01/2011	4,154,523	4,278,236
6.40%, 06/01/2009	7,846,968	7,964,958
6.42%, 11/01/2008 – 08/01/2013	7,210,616	7,307,278
6.53%, 02/01/2016	5,628,727	5,786,436
6.54%, 12/01/2007	57,607	57,855
6.65%, 12/01/2007	9,180,626	9,228,971
6.73%, 08/01/2009	83,132	85,105
6.79%, 07/01/2009	55,039	56,379
6.81%, 12/01/2006	101,249	100,996
6.84%, 03/01/2007	6,750,561	6,745,649
6.96%, 10/01/2010	9,510,189	9,918,540
7.01%, 12/01/2010	15,105,840	15,796,164
7.13%, 11/01/2006	3,926,957	3,939,153
7.17%, 10/01/2009	4,080,916	4,227,126
7.20%, 12/01/2006	1,408,811	1,405,519
7.29%, 12/01/2010	29,108,687	30,805,031

Total Agency Commercial Mortgage-Backed Securities (cost $408,480,460)		387,819,918

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 16.0%
FIXED-RATE 16.0%
FHLMC:
Ser. 2006-65, Class HD, 5.50%, 09/25/2032	36,801,000	36,130,423
Ser. 2006-65, Class TD, 5.50%, 10/25/2032	20,349,748	19,991,955
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,105,000	24,890,595
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	12,939,610

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2772, Class GE, 5.00%, 08/15/2029	$11,036,000	$10,692,127
Ser. 2783, Class PC, 5.00%, 12/15/2028	16,598,126	16,069,977
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	9,870,738
Ser. 2873, Class PD, 5.50%, 12/15/2030	18,206,000	17,874,836
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	9,839,448
Ser. 2929, Class PD, 5.00%, 09/15/2030	41,295,000	39,810,251
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	26,097,651
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	21,672,147
Ser. 3072, Class NK, 5.00%, 05/15/2031	19,060,479	18,620,716
Ser. 3078, Class PD, 5.50%, 07/15/2034	30,680,000	29,592,063
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,819,250	29,728,942
Ser. 3082, Class PJ, 5.00%, 09/15/2034	48,318,000	45,128,925
Ser. 3083, Class UB, 4.50%, 06/15/2032	41,718,992	39,873,106
Ser. 3102, Class PJ, 5.00%, 07/16/2044	34,511,000	32,215,960
Ser. 3104, Class QD, 5.00%, 05/15/2034	20,924,817	19,533,047
Ser. 3115, Class LA, 5.00%, 06/15/2031	29,121,187	28,415,752
Ser. 3116, Class PD, 5.00%, 10/15/2034	17,622,000	16,446,456
Ser. 3137, Class DA, 5.00%, 02/15/2020	21,735,434	21,341,249
Ser. 3187, Class A, 5.00%, 02/15/2032	42,900,000	41,566,078
Ser. 3187, Class JA, 5.00%, 02/15/2032	65,115,000	63,049,633
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	27,233,474	27,474,675
Ser. 2003-89, Class DC, 5.00%, 12/25/2032	17,450,000	16,525,122
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	30,000,000	28,878,423

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $708,583,502)		704,269,905

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 20.3%
FIXED-RATE 16.2%
FHLMC:
4.50%, 05/01/2034 – 04/01/2035	29,919,011	27,545,472
5.00%, 12/01/2020 – 12/01/2035	88,689,074	85,120,288
6.50%, 09/01/2019 – 10/01/2032	13,741,130	13,931,625
7.00%, 02/01/2015	149,455	153,174
FHLMC 30 year, 5.00%, TBA #	25,000,000	23,640,625
FNMA:
5.00%, 12/01/2017 – 03/01/2036	75,078,776	72,266,867
5.50%, 02/01/2035 – 09/01/2035	34,023,648	33,116,329
5.85%, 02/01/2009	3,779,055	3,787,874
6.00%, 12/01/2008	76,612	76,190
6.11%, 04/01/2009	11,405,832	11,499,417
6.82%, 10/01/2007	12,196,163	12,227,796
7.00%, 08/01/2028 – 06/01/2032	202,755	208,337
7.50%, 02/01/2012 – 12/01/2030	7,020,238	7,266,313
FNMA 15 year, 5.00%, TBA #	247,682,000	240,561,143
FNMA, 30 year, 5.50%, TBA #	187,460,000	182,070,525
GNMA:
7.00%, 11/15/2029	282,604	291,837
7.75%, 07/15/2020 – 08/15/2021	887,518	927,642
8.25%, 07/15/2008	2,511	2,563
8.30%, 06/15/2019	52,978	56,593
11.50%, 05/15/2013 – 06/15/2013	12,048	13,300

		714,763,910

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
Principal Amount		Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 4.1%
FHLMC:
5.05%, 09/01/2035	$52,520,670	$50,359,444
5.34%, 12/01/2035	23,779,419	23,353,054
FNMA:
5.00%, 08/01/2020 – 09/01/2020	22,006,626	21,388,645
5.14%, 11/01/2035	16,508,592	16,125,824
5.31%, 10/01/2035	35,273,358	34,250,832
5.49%, 01/01/2036	28,979,275	28,673,427
GNMA, 4.75%, 07/20/2024	5,441,666	5,450,882

		179,602,108

Total Agency Mortgage-Backed Pass Through Securities (cost $897,059,706)		894,366,018

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W2, Class 2A9, 5.90%, 07/25/2042	53,946,906	53,861,594
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	28,705,000	27,141,519

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $81,993,854)		81,003,113

ASSET-BACKED SECURITIES 4.6%
Argent Securities, Inc., Ser. 2003-W3, Class AF6, 5.41%, 09/25/2033	11,653,935	11,616,389
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	18,985,000	18,636,610
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	17,465,000	17,112,768
FNMA, Ser. 2004-W10, Class A24, 5.00%, 08/25/2034	22,855,000	22,411,860
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	28,790,000	28,476,765
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036 	10,563,000	10,526,241
Lehman XS Trust, Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	14,436,000	13,851,306
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	14,677,000	14,425,750
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	13,510,000	13,236,894
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	5,904,107	5,885,618
Ser. 2003-RS7, Class AI6, 5.34%, 08/25/2033	17,675,000	17,418,182
Ser. 2003-RZ5, Class A3, 3.80%, 07/25/2030	2,932,210	2,921,439
Residential Asset Securities Corp., Ser. 2004-KS2, Class AI3, 3.02%, 05/25/2029	9,442,855	9,364,935
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016  +	1,693	1,693
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	18,055,000	17,859,858

Total Asset-Backed Securities (cost $205,682,484)		203,746,308

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.6%
FIXED-RATE 12.6%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	25,815,000	24,434,579
Ser. 2004-3, Class A5, 5.30%, 06/10/2039	32,950,000	32,497,639
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	12,635,000	11,998,573
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	38,870,000	38,316,068
Commercial Mtge. Pass-Through Cert., Ser. 2005-LP5, Class A4, 4.98%, 05/10/2043	24,850,000	23,652,687
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	10,250,000	9,783,244
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	28,761,457
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	31,120,000	29,357,665
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	33,040,000	31,535,124
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	26,792,090
Goldman Sachs Mtge. Securities Corp. II, Ser. 2004-GG2, Class A6, 5.40%, 08/10/2038	41,720,000	40,934,921
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	13,014,300	12,545,022

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	$37,500,000	$35,873,962
Ser. 2004-C2, Class A3, 5.38%, 05/15/2041	17,385,000	16,952,863
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	13,195,000	13,070,365
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	6,049,000	5,960,079
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,102,760
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	22,253,872	21,566,178
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	5,055,000	4,919,018
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	451,941	452,017
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,688,000	30,025,737
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	13,568,983	13,163,602
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	30,577,046
Ser. 2004-IQ7, Class A4, 5.56%, 06/15/2038	33,730,000	33,297,868
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,601,314
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	14,310,588	13,827,547

Total Commercial Mortgage-Backed Securities (cost $569,439,113)		554,999,425

CORPORATE BONDS 16.0%
CONSUMER DISCRETIONARY 1.7%
Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,016,410
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	28,037,828

		38,054,238

Multi-line Retail 0.4%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	9,556,768
6.90%, 01/15/2032	10,000,000	10,186,810

		19,743,578

Specialty Retail 0.4%
Home Depot, Inc., 5.40%, 03/01/2016	20,000,000	19,482,080

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	1,945,727

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,170,100

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	15,000,000	13,160,760
7.40%, 03/15/2031	4,585,000	4,851,361

		18,012,121

FINANCIALS 8.7%
Capital Markets 1.4%
Bank of New York Co., 3.75%, 02/15/2008	8,000,000	7,804,936
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,640,930
7.35%, 10/01/2009	3,115,000	3,264,215
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,094,567
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,562,456
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	12,600,000	12,130,448
Morgan Stanley, 3.875%, 01/15/2009	23,850,000	23,031,921

		63,529,473

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 1.4%
National City Corp., 4.50%, 03/15/2010	$20,000,000	$19,328,480
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,607,144
7.50%, 11/01/2009	11,390,000	12,053,878
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	19,897,163

		61,886,665

Consumer Finance 2.4%
Caterpillar Financial Services, 3.70%, 08/15/2008	25,000,000	24,159,750
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,389,245
4.625%, 09/15/2010	12,000,000	11,595,156
4.75%, 05/15/2009	12,600,000	12,376,438
6.75%, 05/15/2011	8,550,000	8,952,808
Sprint Capital Corp., 6.875%, 11/15/2028	31,600,000	32,065,721

		103,539,118

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010 144A	30,000,000	29,151,930
MetLife, Inc., 5.00%, 06/15/2015	23,000,000	21,641,850

		50,793,780

Real Estate Investment Trusts 1.6%
Archstone-Smith Trust, 5.25%, 05/01/2015	15,000,000	14,293,110
BRE Properties, Inc., 4.875%, 05/15/2010	17,000,000	16,542,530
Duke Realty Corp.:
3.35%, 01/15/2008	12,000,000	11,634,132
3.50%, 11/01/2007	19,800,000	19,262,965
7.75%, 11/15/2009	7,510,000	7,960,269

		69,693,006

Real Estate Management & Development 0.4%
EOP Operating, LP:
6.75%, 02/15/2008	9,000,000	9,145,890
6.80%, 01/15/2009	9,075,000	9,308,963
7.00%, 07/15/2011	1,000,000	1,047,568

		19,502,421

Thrifts & Mortgage Finance 0.3%
Washington Mutual, Inc., 5.00%, 03/22/2012	14,000,000	13,461,476

HEALTH CARE 1.6%
Health Care Providers & Services 0.5%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	24,500,000	23,572,871

Pharmaceuticals 1.1%
Abbott Laboratories, 5.875%, 05/15/2016	23,200,000	23,369,012
Merck & Co., Inc., 4.75%, 03/01/2015	25,000,000	23,173,975

		46,542,987

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
FedEx Corp., 6.72%, 01/15/2022	7,596,694	7,986,822

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,160,770
7.125%, 12/15/2010	6,870,000	7,282,509

		17,443,279

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.3%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	$11,365,000	$11,808,371

Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	25,197

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.0%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	3,596,126
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,000,000	17,928,302
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	14,927,357
Verizon Communications, Inc., 5.55%, 02/15/2016	9,000,000	8,587,134

		45,038,919

Wireless Telecommunication Services 0.4%
Cingular Wireless, 8.125%, 05/01/2012	17,500,000	19,414,535

UTILITIES 1.0%
Electric Utilities 0.6%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,370,096
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	10,000,000	9,440,820

		25,810,916

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	17,487,105

Total Corporate Bonds (cost $708,663,676)		704,944,785

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.3%
FHLB, 7.03%, 07/14/2009	2,000,000	2,100,668
FHLMC:
5.125%, 07/15/2012	2,500,000	2,481,085
6.25%, 03/05/2012	1,400,000	1,405,237
FNMA, 6.375%, 06/15/2009	4,500,000	4,640,256

Total U.S. Government & Agency Obligations (cost $11,080,190)		10,627,246

U.S. TREASURY OBLIGATIONS 10.7%
U.S. Treasury Bonds, 7.25%, 08/15/2022	265,690,000	325,345,907
U.S. Treasury Notes:
3.00%, 02/15/2008	150,730,000	146,290,549
4.25%, 08/15/2015	1,005,000	952,709

Total U.S. Treasury Obligations (cost $480,005,291)		472,589,165

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.1%
FIXED-RATE 0.6%
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	544,473	536,419
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	637,459	621,774
Washington Mutual, Inc., Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	25,304,917

		26,463,110

FLOATING-RATE 4.5%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	22,000,000	21,232,479
Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	18,931,000	18,255,495
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A6B, 4.51%, 04/20/2035	30,592,000	29,488,385
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	39,610,000	38,206,269
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	46,548,067
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	43,450,513	43,440,519

		197,171,214

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $227,293,363)		223,634,324

EVERGREEN CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
FIXED-RATE 1.3%
Washington Mutual, Inc., Ser. 2006-AR8, Class 14A, 5.94%, 08/25/2046 (cost $56,783,337)	$57,000,000	$57,053,438

YANKEE OBLIGATIONS-CORPORATE 0.7%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	22,800,320

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	7,847,626

Total Yankee Obligations-Corporate (cost $30,695,367)		30,647,946

YANKEE OBLIGATIONS-GOVERNMENT 0.0%
Canada, 4.625%, 10/03/2006 (cost $999,120)	1,000,000	998,631

	Shares	Value

EXCHANGE TRADED FUNDS 0.3%
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,260,412
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	8,888,638

Total Exchange Traded Funds (cost $11,080,249)		11,149,050

MUTUAL FUND SHARES 0.9%
MFS Government Markets Income Trust	1,182,349	7,484,269
MFS Intermediate Income Trust	1,855,650	11,263,796
Putnam Master Intermediate Income Trust	1,490,586	9,003,139
Putnam Premier Income Trust	1,430,357	8,610,749
Salomon Brothers Global High Income Trust	282,885	3,685,992

Total Mutual Fund Shares (cost $39,944,294)		40,047,945

SHORT-TERM INVESTMENTS 11.3%
MUTUAL FUND SHARES 11.3%
Evergreen Institutional Money Market Fund ø ## (cost $496,135,336)	496,135,336	496,135,336

Total Investments (cost $4,933,919,342) 110.7%		4,874,032,553
Other Assets and Liabilities (10.7%)		(470,454,003)

Net Assets 100.0%		$4,403,578,550

#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $4,938,361,315. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,589,974 and $85,918,736, respectively, with a net unrealized depreciation of $64,328,762.

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 90.4%
CONSUMER DISCRETIONARY 19.2%
Auto Components 0.3%
American Axle & Manufacturing, Inc., 5.25%, 02/11/2014 þ	$1,450,000	$1,203,500

Diversified Consumer Services 1.0%
Service Corporation International, 8.00%, 06/15/2017 144A	4,475,000	4,200,906

Hotels, Restaurants & Leisure 4.7%
Festival Fun Park, LLC, 10.875%, 04/15/2014 144A	1,850,000	1,845,375
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	3,575,000	3,432,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	4,945,000	4,598,850
MGM MIRAGE, Inc., 5.875%, 02/27/2014 þ	4,325,000	3,951,969
Seneca Gaming Corp., 7.25%, 05/01/2012	4,215,000	4,130,700
Town Sports International, Inc., 9.625%, 04/15/2011	2,165,000	2,251,600

		20,210,494

Household Durables 0.5%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	2,450,000	2,198,875

Media 6.0%
CSC Holdings, Inc., 7.625%, 04/01/2011	3,875,000	3,918,594
Emmis Communications Corp., 6.875%, 05/15/2012	1,700,000	1,676,625
Lamar Media Corp., 6.625%, 08/15/2015	4,425,000	4,131,844
LIN TV Corp., 6.50%, 05/15/2013 -	3,825,000	3,504,656
Mediacom Communications Corp., 9.50%, 01/15/2013	3,925,000	3,993,687
MediaNews Group, Inc., 6.375%, 04/01/2014	4,100,000	3,592,625
R.H. Donnelley Corp., 10.875%, 12/15/2012	4,400,000	4,856,500
Shaw Communications, Inc., 7.20%, 12/15/2011	285,000	289,275

		25,963,806

Multi-line Retail 1.7%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	4,500,000	4,644,113
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	2,575,000	2,726,281

		7,370,394

Specialty Retail 2.6%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,000,000	3,097,500
Payless ShoeSource, Inc., 8.25%, 08/01/2013	4,105,000	4,223,019
United Auto Group, Inc., 9.625%, 03/15/2012	3,875,000	4,059,062

		11,379,581

Textiles, Apparel & Luxury Goods 2.4%
Levi Strauss & Co., 9.75%, 01/15/2015	1,965,000	2,023,950
Oxford Industries, Inc., 8.875%, 06/01/2011	3,750,000	3,787,500
Warnaco Group, Inc., 8.875%, 06/15/2013	4,195,000	4,305,119

		10,116,569

CONSUMER STAPLES 5.6%
Food & Staples Retailing 2.0%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	950,000	952,375
Ingles Markets, Inc., 8.875%, 12/01/2011	3,410,000	3,580,500
Rite Aid Corp., 8.125%, 05/01/2010	3,780,000	3,860,325

		8,393,200

Food Products 2.8%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	3,825,000	3,853,688
Dean Foods Co., 6.625%, 05/15/2009	3,975,000	3,975,000
Del Monte Foods Co., 8.625%, 12/15/2012	4,098,000	4,272,165

		12,100,853

Household Products 0.8%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 þ	3,875,000	3,637,656

1

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 12.8%
Energy Equipment & Services 2.3%
Hanover Compressor Co., 9.00%, 06/01/2014	$170,000	$181,900
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	4,000,000	3,750,000
Offshore Logistics, Inc., 6.125%, 06/15/2013	4,075,000	3,799,938
Parker Drilling Co., 9.625%, 10/01/2013	1,909,000	2,080,810

		9,812,648

Oil, Gas & Consumable Fuels 10.5%
Chesapeake Energy Corp., 6.875%, 01/15/2016	4,305,000	4,175,850
El Paso Production Holding Co., 7.75%, 06/01/2013	4,190,000	4,279,037
Exco Resources, Inc., 7.25%, 01/15/2011	4,020,000	3,939,600
Ferrellgas Partners, LP, 6.75%, 05/01/2014	4,485,000	4,283,175
Forest Oil Corp., 7.75%, 05/01/2014	3,825,000	3,872,813
Frontier Oil Corp., 6.625%, 10/01/2011	3,800,000	3,705,000
Peabody Energy Corp., 6.875%, 03/15/2013	4,395,000	4,296,112
Plains Exploration & Production Co., 8.75%, 07/01/2012	4,030,000	4,236,537
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,375,000	4,309,375
Tesoro Corp., 6.625%, 11/01/2015 144A	4,025,000	3,874,063
Williams Cos., 7.125%, 09/01/2011	4,400,000	4,455,000

		45,426,562

FINANCIALS 8.2%
Consumer Finance 2.7%
Ford Motor Credit Co., 5.70%, 01/15/2010 þ	3,095,000	2,775,141
General Motors Acceptance Corp., 5.625%, 05/15/2009 þ	5,075,000	4,855,105
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	4,825,000	4,306,313

		11,936,559

Diversified Financial Services 0.9%
Arch Western Finance, LLC, 6.75%, 07/01/2013	3,925,000	3,758,187

Insurance 1.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	4,100,000	4,202,500

Real Estate Investment Trusts 2.8%
FelCor Lodging Trust, Inc., 7.625%, 10/01/2007	1,225,000	1,240,313
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	2,130,000	2,060,775
7.00%, 01/15/2016	1,150,000	1,101,125
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	4,910,000	4,811,800
Ventas, Inc., 7.125%, 06/01/2015	2,925,000	2,946,937

		12,160,950

Real Estate Management & Development 0.8%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	3,174,000	3,396,180

HEALTH CARE 4.2%
Health Care Providers & Services 3.3%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	4,050,000	4,232,250
HCA, Inc., 6.375%, 01/15/2015	2,525,000	2,032,625
Omnicare, Inc., 6.125%, 06/01/2013	4,775,000	4,500,437
Triad Hospitals, Inc., 7.00%, 11/15/2013	3,845,000	3,691,200

		14,456,512

Pharmaceuticals 0.9%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	3,865,000	3,749,050

INDUSTRIALS 9.0%
Aerospace & Defense 1.0%
Aviall, Inc., 7.625%, 07/01/2011	3,875,000	4,059,063

2

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Air Freight & Logistics 0.2%
PHI, Inc., 7.125%, 04/15/2013 144A	$1,000,000	$942,500

Commercial Services & Supplies 4.7%
Adesa, Inc., 7.625%, 06/15/2012	3,815,000	3,767,313
Allied Waste North America, Inc., 6.375%, 04/15/2011 þ	3,995,000	3,865,162
Corrections Corporation of America, 6.25%, 03/15/2013	4,800,000	4,560,000
Geo Group, Inc., 8.25%, 07/15/2013	1,620,000	1,620,000
Mobile Mini, Inc., 9.50%, 07/01/2013	2,194,000	2,358,550
NationsRent Companies, Inc., 9.50%, 10/15/2010	3,825,000	4,174,754

		20,345,779

Machinery 1.3%
Case New Holland, Inc., 9.25%, 08/01/2011	3,875,000	4,102,656
Manitowoc Co., Inc., 7.125%, 11/01/2013	890,000	861,075
Terex Corp., 7.375%, 01/15/2014	590,000	588,525

		5,552,256

Road & Rail 1.0%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A þ	4,475,000	4,407,875

Trading Companies & Distributors 0.8%
United Rentals, Inc., 6.50%, 02/15/2012	3,625,000	3,443,750

INFORMATION TECHNOLOGY 2.7%
IT Services 2.7%
Iron Mountain, Inc., 8.625%, 04/01/2013	2,700,000	2,767,500
Sungard Data Systems, Inc., 4.875%, 01/15/2014	4,925,000	4,247,813
Unisys Corp., 8.00%, 10/15/2012 þ	4,750,000	4,358,125

		11,373,438

MATERIALS 11.8%
Chemicals 4.6%
Equistar Chemicals, LP, 10.625%, 05/01/2011	4,100,000	4,428,000
Lyondell Chemical Co., 10.50%, 06/01/2013	3,325,000	3,665,813
Scotts Co., 6.625%, 11/15/2013	4,825,000	4,662,156
Tronox Worldwide, LLC, 9.50%, 12/01/2012	3,000,000	3,112,500
Westlake Chemical Corp., 6.625%, 01/15/2016 þ	4,025,000	3,763,375

		19,631,844

Containers & Packaging 2.1%
Crown Americas, Inc., 7.75%, 11/15/2015 144A	4,325,000	4,287,156
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 þ	4,910,000	4,627,675

		8,914,831

Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 þ	3,625,000	3,552,500
United States Steel Corp., 10.75%, 08/01/2008 þ	4,100,000	4,448,500

		8,001,000

Paper & Forest Products 3.3%
Boise Cascade, LLC, 7.125%, 10/15/2014	3,825,000	3,394,687
Bowater, Inc., 6.50%, 06/15/2013 þ	2,450,000	2,156,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	4,825,000	4,728,500
Glatfelter, 7.125%, 05/01/2016 144A	200,000	196,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A #	2,550,000	2,562,750
11.375%, 08/01/2016 144A #	1,250,000	1,250,000

		14,287,937

3

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 6.4%
Diversified Telecommunication Services 4.4%
Citizens Communications Co., 6.25%, 01/15/2013	$4,825,000	$4,619,938
Embarq Corp., 7.08%, 06/01/2016	2,735,000	2,757,320
Insight Midwest, LP, 10.50%, 11/01/2010	3,575,000	3,735,875
Level 3 Communications, Inc., 6.375%, 10/15/2015	3,625,000	3,498,125
Qwest Communications International, Inc., 7.875%, 09/01/2011	3,930,000	4,087,200

		18,698,458

Wireless Telecommunication Services 2.0%
Rural Cellular Corp., 8.25%, 03/15/2012 þ	3,955,000	4,103,313
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	4,650,000	4,513,034

		8,616,347

UTILITIES 10.5%
Electric Utilities 3.2%
DPL, Inc., 6.875%, 09/01/2011	4,175,000	4,348,505
Edison International, 7.73%, 06/15/2009	4,625,000	4,717,500
Reliant Energy, Inc., 6.75%, 12/15/2014	5,000,000	4,700,000

		13,766,005

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,130,935

Independent Power Producers & Energy Traders 5.0%
AES Corp., 7.75%, 03/01/2014 þ	4,150,000	4,212,250
Dynegy, Inc., 8.375%, 05/01/2016 144A þ	4,325,000	4,270,938
Mirant Corp., 7.375%, 12/31/2013 144A	4,425,000	4,275,656
NRG Energy, Inc, 7.25%, 02/01/2014	4,425,000	4,342,031
Tenaska, Inc., 7.00%, 06/30/2021 144A	4,446,421	4,399,165

		21,500,040

Multi-Utilities 1.8%
Aquila, Inc., 14.875%, 07/01/2012	2,300,000	3,053,250
CMS Energy Corp., 7.50%, 01/15/2009 þ	4,800,000	4,908,000

		7,961,250

Total Corporate Bonds (cost $399,255,574)		389,308,290

YANKEE OBLIGATIONS-CORPORATE 3.4%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
Rogers Cable, Inc., 5.50%, 03/15/2014	4,825,000	4,360,594

MATERIALS 2.2%
Chemicals 0.8%
NOVA Chemicals Corp., 6.50%, 01/15/2012 þ	3,625,000	3,389,375

Metals & Mining 0.8%
Novelis, Inc., 7.25%, 02/15/2015 144A	3,715,000	3,612,838

Paper & Forest Products 0.6%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 þ	2,575,000	2,365,781

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Intelsat, Ltd., 9.25%, 06/15/2016 144A	1,025,000	1,053,187

Total Yankee Obligations-Corporate (cost $15,518,631)		14,781,775

4

EVERGREEN SELECT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 18.6%
MUTUAL FUND SHARES 18.6%
Evergreen Institutional Money Market Fund ø ##	32,214,849	$32,214,849
Navigator Prime Portfolio þþ	47,908,195	47,908,195

Total Short-Term Investments (cost $80,123,044)		80,123,044

Total Investments (cost $494,897,249) 112.4%		484,213,109
Other Assets and Liabilities (12.4%)		(53,528,264)

Net Assets 100.0%		$430,684,845

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $494,932,919. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,967,244 and $13,687,054, respectively, with a net unrealized depreciation of $10,719,810.

5

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS

July 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.7%
FIXED RATE 5.7%
FHLMC, 6.00%, 06/01/2035	$26,181,412	$26,140,808
GNMA, 5.50%, 12/15/2034 - 04/15/2036	34,053,897	33,369,756

Total Agency Commercial Mortgage-Backed Securities (cost $59,583,244)		59,510,564

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 39.0%
CONSUMER DISCRETIONARY 0.8%
Auto Components 0.4%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	2,724,000	3,893,715

Hotels, Restaurants & Leisure 0.2%
TUI AG, 5.125%, 12/10/2012 EUR	2,000,000	2,369,577

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,090,872

CONSUMER STAPLES 1.5%
Beverages 0.6%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,925,000	5,880,840

Food & Staples Retailing 0.3%
Ahold USA, Inc., 5.875%, 03/14/2012 EUR	1,000,000	1,311,123
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,101,579

		3,412,702

Tobacco 0.6%
British American Tobacco plc:
5.125%, 07/09/2013 EUR	500,000	656,775
5.75%, 12/09/2013 GBP	100,000	186,461
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	3,000,000	5,741,328

		6,584,564

ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,454,139
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,018,300

		9,472,439

FINANCIALS 32.8%
Capital Markets 1.8%
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	649,143
5.125%, 09/24/2010 GBP	4,500,000	8,366,103
Morgan Stanley, 5.33%, 11/14/2013 GBP	5,050,000	9,418,343

		18,433,589

Commercial Banks 17.7%
Australia & New Zealand Banking Group, Ltd.:
6.00%, 03/01/2010 AUD	5,100,000	3,837,623
6.50%, 01/25/2008 NZD	7,210,000	4,387,712
BOS International Australia, 3.50%, 01/22/2007 CAD	5,100,000	4,485,372
Eurofima:
5.50%, 09/15/2009 AUD	12,895,000	9,665,051
6.50%, 08/22/2011 AUD	10,000,000	7,719,841
European Investment Bank:
2.90%, 08/16/2013 GBP	3,250,000	7,044,628
4.50%, 01/14/2013 GBP	3,558,000	6,483,859
5.75%, 09/15/2009 AUD	7,600,000	5,738,225
6.50%, 09/10/2014 NZD	12,200,000	7,422,919
6.75%, 11/17/2008 NZD	17,475,000	10,715,367
7.50%, 06/01/2016 ZAR	30,000,000	3,987,334
8.00%, 10/21/2013 ZAR	136,225,000	18,903,634

1

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
FINANCIALS continued
Commercial Banks continued
HBOS Treasury Services plc, FRN, 4.32%, 01/19/2010 CAD	20,000,000	$17,704,918
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	7,500,000	1,210,791
Kreditanstalt für Wiederaufbau:
5.375%, 01/29/2014 GBP	11,952,000	22,919,221
6.00%, 09/15/2009 AUD	2,200,000	1,660,813
7.00%, 04/15/2008 ZAR	26,000,000	3,655,464
7.25%, 08/03/2012 ZAR	10,450,000	1,390,204
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,111,630
Landwirtschaftliche Rentenbank:
4.25%, 09/01/2009 CAD	5,800,000	5,100,392
6.00%, 09/15/2009 AUD	10,240,000	7,770,318
National Australia Bank, Ltd., 4.75%, 11/28/2008 CAD	3,020,000	2,677,446
Nationwide Building Society, FRN, 4.43%, 11/18/2009 CAD	17,100,000	15,177,661
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	1,740,648
Rabobank Nederland, 4.25%, 01/05/2009 CAD	12,420,000	10,911,885

		184,422,956

Consumer Finance 5.9%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	5,666,510
General Electric Capital Corp.:
5.25%, 12/10/2013 GBP	6,085,000	11,373,646
5.75%, 01/18/2011 AUD	12,000,000	8,886,684
6.125%, 05/17/2012 GBP	7,500,000	14,623,097
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,440,000	4,927,606
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	17,630,000	10,714,228
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	57,092
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,501,314
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	1,620,000	1,441,114
4.75%, 06/29/2009 CAD	2,300,000	2,046,838

		61,238,129

Diversified Financial Services 0.9%
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	1,503,952
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,249,996
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	4,000,000	5,463,696

		9,217,644

Insurance 0.5%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	3,803,827
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,511,061

		5,314,888

Thrifts & Mortgage Finance 6.0%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,879,029
Canada Mortgage & Housing Corp., Ser. 8, 4.65%, 09/15/2009 CAD	10,950,000	9,778,987
Nykredit, 5.00%, 10/01/2035 DKK	219,450,301	37,096,594
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	83,194,755	14,308,467

		63,063,077

INDUSTRIALS 0.7%
Machinery 0.7%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,500,000	4,999,738
Savcio Holdings, 8.00%, 02/15/2013 EUR	1,500,000	1,937,657

		6,937,395

2

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	$3,248,348

MATERIALS 0.8%
Chemicals 0.2%
The BOC Group plc, 5.875%, 04/29/2009 GBP	1,187,000	2,246,008

Containers & Packaging 0.2%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	1,834,666

Metals & Mining 0.4%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,707,246

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
France Telecom, 7.50%, 03/14/2011 GBP	2,000,000	4,060,878
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	2,241,000	3,148,919
Valentia Telecommunications, Ltd., 7.25%, 08/15/2013 EUR	500,000	699,377

		7,909,174

UTILITIES 0.4%
Electric Utilities 0.1%
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	658,755
International Endesa BV, 5.375%, 02/21/2013 EUR	46,000	62,448

		721,203

Multi-Utilities 0.3%
Centrica plc, 5.875%, 11/02/2012 GBP	2,050,000	3,881,115

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $407,707,891)		405,880,147

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 47.8%
Australia, 5.25%, 03/15/2019 AUD	63,200,000	45,848,939
Canada:
4.00%, 01/22/2009 CAD	14,000,000	12,263,532
4.25%, 07/09/2010 CAD	1,900,000	1,666,939
4.50%, 04/17/2008 CAD	5,850,000	5,178,689
4.10%, 12/15/2008 CAD	18,800,000	16,547,423
4.25%, 12/01/2021 CAD	924,175	1,092,953
4.25%, 12/01/2026 CAD	37,715,874	47,426,907
Denmark, 7.00%, 11/10/2024 DKK	217,761,000	50,305,300
France, 4.25%, 04/25/2019 EUR	17,000,000	22,207,971
Hong Kong, 4.23%, 03/21/2011 HKD	252,300,000	32,265,073
Korea, 5.25%, 09/10/2015 KRW	11,400,000,000	12,116,287
Mexico:
7.375%, 03/13/2008 EUR	500,000	675,585
10.00%, 12/05/2024 MXN	297,360,000	30,231,700
New Zealand:
6.00%, 04/15/2015 NZD	3,405,000	2,120,747
6.50%, 04/15/2013 NZD	17,370,000	11,028,334
Norway:
4.25%, 05/19/2017 NOK	244,370,000	39,408,369
5.00%, 05/15/2015 NOK	68,750,000	11,766,026
Singapore, 3.625%, 07/01/2014 SGD	47,590,000	30,517,530
Sweden:
3.00%, 07/12/2016 SEK	353,810,000	45,811,564
5.50%, 10/08/2012 SEK	357,930,000	54,432,431
Turkey, 9.875%, 01/24/2008 EUR	500,000	688,295

3

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
Ukraine, 10.00%, 03/15/2007 EUR	112,014	$146,442
United Kingdom:
1.27%, 11/22/2017 GBP	10,735,000	19,522,630
FRN, 6.14%, 05/20/2009 GBP	963,000	4,540,808

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $500,197,939)		497,810,474

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Notes:
2.00%, 01/15/2016	$30,588,600	29,526,380
4.50%, 02/15/2036	28,608,000	26,120,449

Total U.S. Treasury Obligations (cost $56,004,261)		55,646,829

YANKEE OBLIGATIONS-CORPORATE 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
UBS Luxembourg SA, FRN, 7.24%, 10/24/2006	700,000	704,410

TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	523,250

Total Yankee Obligations-Corporate (cost $1,198,163)		1,227,660

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Egypt, 8.75%, 07/11/2011	500,000	556,690
Malaysia, 7.50%, 07/15/2011	500,000	538,835

Total Yankee Obligations-Government (cost $1,018,733)		1,095,525

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund ø (cost $8,560,147)	8,560,147	8,560,147

Total Investments (cost $1,034,270,378) 98.9%		1,029,731,346
Other Assets and Liabilities 1.1%		11,784,557

Net Assets 100.0%		$1,041,515,903

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

4

EVERGREEN INTERNATIONAL BOND FUND
SCHEDULE OF INVESTMENTS continued

July 31, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2006:
United States	17.6%
Canada	11.4%
Denmark	9.9%
Sweden	9.7%
United Kingdom	7.9%
Australia	7.9%
Luxembourg	6.9%
Germany	5.6%
Norway	5.0%
Hong Kong	3.1%
Mexico	3.0%
France	3.0%
Singapore	3.0%
Netherlands	1.4%
New Zealand	1.3%
South Korea	1.2%
Switzerland	0.7%
Cayman Islands	0.4%
Belgium	0.3%
South Africa	0.2%
Venezuela	0.1%
Ireland	0.1%
Turkey	0.1%
Egypt	0.1%
Malaysia	0.1%

100%

At July 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2006	In Exchange for U.S. $	Unrealized Gain (Loss)

08/02/2006	49,250,991 EUR	$62,922,188	$62,500,000	$ 422,188
09/12/2006	10,566,352,000 JPY	92,720,198	94,000,000	(1,279,802)
Forward Foreign Currency Exchange Contracts to Buy:
Exchange Date	Contracts to Receive	U.S. Value at July 31, 2006	In Exchange for	U.S. Value at July 31, 2006	Unrealized Loss

09/26/2006	17,440,900,000 JPY	$153,314,149	83,231,447 GBP	$155,671,338	$2,357,189
09/29/2006	5,768,668,000 JPY	50,728,590	84,771,021 NZD	52,084,576	1,355,986
09/29/2006	11,436,009,000 JPY	100,566,130	136,876,230 AUD	104,699,863	4,133,733
Forward Foreign Currency Exchange Contracts to Sell:
Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2006	In Exchange for U.S. $	Unrealized Gain

08/02/2006	20,000,000 EUR	$25,551,644	$25,614,500	$62,856

On July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,034,324,632. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,639,791 and $16,233,077, respectively, with a net unrealized depreciation of $4,593,286.

5

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         September 27, 2006

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date:         September 27, 2006